Post-employment and Other Employee-related Liabilities Actuarial Assumptions Used to Determine the Benefit Obligations of our Pension and Other Post-employment Plans (Details)	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.55%	3.24%
Rate of compensation increase [1]	0.56%	0.51%
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.79%	3.58%
Rate of compensation increase [1]	3.75%	3.75%